UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08549

                              Oak Associates Funds
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  Leslie Manna
                              Oak Associates, ltd.
                         3875 Embassy Parkway, Suite 250
                             Akron, Ohio 44333-8334
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                              code: 1-888-462-5386

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

Item 1.    Reports to Stockholders.


[GRAPHIC]

--------------------------------------------------------------------------------
                                                        Semi-Annual Report
--------------------------------------------------------------------------------
                                                            April 30, 2008

                White Oak Select Growth

                Rock Oak Core Growth

                Pin Oak Aggressive Stock

                River Oak Discovery

                Red Oak Technology Select

                Black Oak Emerging Technology

                Live Oak Health Sciences

                           [LOGO] OAK ASSOCIATES FUNDS
                                  -----------------------

--------------------------------------------------------------------------------
[GRAPHIC] To Our Shareholders
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

We are pleased to send you the Oak Associates Funds' Semi-Annual Report which contains information on the holdings of each of the Funds, along with the Financial Highlights and Statements of Assets & Liabilities, Operations and Changes in Net Assets for the six-month period ended April 30, 2008. We encourage you to read the report to help you stay informed about your investments.

We recognize that this is only a six-month snapshot of the portfolios, and we welcome you to visit our website at WWW.OAKFUNDS.COM for more detailed fund information and market commentary.

As always, we appreciate the trust you have placed in us and thank you for your investment.

Sincerely,
Oak Associates Funds

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Financial Highlights ...................................................      2

Schedules of Investments ...............................................      6

Statements of Assets and Liabilities ...................................     24

Statements of Operations ...............................................     26

Statements of Changes in Net Assets ....................................     28

Notes to Financial Statements ..........................................     31

Disclosure of Fund Expenses ............................................     39

Board Considerations in Approving the Advisory Agreement ...............     41

--------------------------------------------------------------------------------
[GRAPHIC] Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS OR PERIODS ENDED OCTOBER 31,

                                         REALIZED AND                 DIVIDENDS
              NET ASSET       NET         UNREALIZED                    FROM      DISTRIBUTIONS       TOTAL
                VALUE     INVESTMENT       GAINS OR        TOTAL         NET           FROM         DIVIDENDS
              BEGINNING     INCOME        (LOSSES) ON      FROM      INVESTMENT      CAPITAL           AND
              OF PERIOD     (LOSS)        SECURITIES    OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND
----------------------------------------------------------------------------------------------------------------
2008*           $39.49     $(0.13)#         $(5.60)       $(5.73)      $   --         $   --          $   --
----------------------------------------------------------------------------------------------------------------
2007             31.91      (0.12)#           7.70          7.58           --             --              --
----------------------------------------------------------------------------------------------------------------
2006             31.35      (0.13)#           0.71          0.58        (0.02)            --           (0.02)
----------------------------------------------------------------------------------------------------------------
2005             31.41       0.01#++         (0.07)##      (0.06)          --             --              --
----------------------------------------------------------------------------------------------------------------
2004             34.05      (0.19)           (2.45)        (2.64)          --             --              --
----------------------------------------------------------------------------------------------------------------
2003             23.22      (0.10)           10.93         10.83           --             --              --

ROCK OAK CORE GROWTH FUND
----------------------------------------------------------------------------------------------------------------
2008*           $13.45     $(0.02)#         $(1.20)       $(1.22)      $   --         $(0.57)         $(0.57)
----------------------------------------------------------------------------------------------------------------
2007             10.68      (0.07)#           2.84          2.77           --             --              --
----------------------------------------------------------------------------------------------------------------
2006             10.10      (0.06)#           0.64          0.58           --             --              --
----------------------------------------------------------------------------------------------------------------
2005(1)          10.00      (0.05)#           0.15          0.10           --             --              --

PIN OAK AGGRESSIVE STOCK FUND
----------------------------------------------------------------------------------------------------------------
2008*           $27.46     $(0.07)#         $(4.48)       $(4.55)      $   --         $   --          $   --
----------------------------------------------------------------------------------------------------------------
2007             21.18      (0.12)#           6.40          6.28           --             --              --
----------------------------------------------------------------------------------------------------------------
2006             21.13      (0.16)#           0.21          0.05           --             --              --
----------------------------------------------------------------------------------------------------------------
2005             19.02      (0.16)#           2.27          2.11           --             --              --
----------------------------------------------------------------------------------------------------------------
2004             19.13      (0.17)            0.06         (0.11)          --             --              --
----------------------------------------------------------------------------------------------------------------
2003             11.63      (0.12)            7.62          7.50           --             --              --

RIVER OAK DISCOVERY FUND
----------------------------------------------------------------------------------------------------------------
2008*           $14.80     $(0.04)#         $(2.02)       $(2.06)      $   --         $(0.40)         $(0.40)
----------------------------------------------------------------------------------------------------------------
2007             11.56      (0.12)#           3.36          3.24           --             --              --
----------------------------------------------------------------------------------------------------------------
2006             10.10      (0.09)#           1.55          1.46           --             --              --
----------------------------------------------------------------------------------------------------------------
2005(2)          10.00      (0.03)#           0.13          0.10           --             --              --

RED OAK TECHNOLOGY SELECT FUND
----------------------------------------------------------------------------------------------------------------
2008*            $8.75     $(0.03)#         $(1.29)       $(1.32)      $   --         $   --          $   --
----------------------------------------------------------------------------------------------------------------
2007              6.90      (0.03)#           1.88          1.85           --             --              --
----------------------------------------------------------------------------------------------------------------
2006              6.55      (0.06)#           0.41          0.35           --             --              --
----------------------------------------------------------------------------------------------------------------
2005              6.30      (0.03)#+++        0.28          0.25           --             --              --
----------------------------------------------------------------------------------------------------------------
2004              6.56      (0.08)           (0.18)        (0.26)          --             --              --
----------------------------------------------------------------------------------------------------------------
2003              4.23      (0.05)            2.38          2.33           --             --              --

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                          2

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                        RATIO OF
                                                                                        EXPENSES
                                                            RATIO OF      RATIO OF     TO AVERAGE
                                                               NET        EXPENSES     NET ASSETS
                NET                  NET                   INVESTMENT    TO AVERAGE    (EXCLUDING
               ASSET               ASSETS      RATIO OF      INCOME      NET ASSETS     WAIVERS
               VALUE               END OF      EXPENSES      (LOSS)      (EXCLUDING      AND/OR     PORTFOLIO
              END OF    TOTAL      PERIOD     TO AVERAGE   TO AVERAGE    FEES PAID     FEES PAID     TURNOVER
              PERIOD   RETURN+      (000)     NET ASSETS   NET ASSETS   INDIRECTLY)   INDIRECTLY)      RATE
--------------------------------------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND
--------------------------------------------------------------------------------------------------------------
2008*         $33.76    (14.51)% $  346,846      1.25%      (0.75)%         1.25%         1.37%        17.53%
--------------------------------------------------------------------------------------------------------------
2007           39.49     23.75      439,978      1.25       (0.34)          1.25          1.28         28.88
--------------------------------------------------------------------------------------------------------------
2006           31.91      1.85      538,516      1.19       (0.42)          1.20          1.20         51.51
--------------------------------------------------------------------------------------------------------------
2005           31.35     (0.19)     878,709      1.14        0.04++         1.14          1.14         36.46
--------------------------------------------------------------------------------------------------------------
2004           31.41     (7.75)   1,569,899      1.07       (0.47)          1.07          1.07         15.83
--------------------------------------------------------------------------------------------------------------
2003           34.05     46.64    2,136,891      1.07       (0.36)          1.08          1.11          4.28

ROCK OAK CORE GROWTH FUND
--------------------------------------------------------------------------------------------------------------
2008*         $11.66     (9.39)% $    7,499      1.25%      (0.40)%         1.25%         1.51%        36.73%
--------------------------------------------------------------------------------------------------------------
2007           13.45     25.94        8,389      1.25       (0.57)          1.25          1.46         85.61
--------------------------------------------------------------------------------------------------------------
2006           10.68      5.74        9,688      1.22       (0.54)          1.22          1.44         88.47
--------------------------------------------------------------------------------------------------------------
2005(1)        10.10      1.00       10,560      1.15       (0.67)          1.15          1.89         44.73

PIN OAK AGGRESSIVE STOCK FUND
--------------------------------------------------------------------------------------------------------------
2008*         $22.91    (16.57)% $   63,554      1.25%      (0.63)%         1.25%         1.45%         9.95%
--------------------------------------------------------------------------------------------------------------
2007           27.46     29.65       90,901      1.25       (0.50)          1.25          1.35         18.33
--------------------------------------------------------------------------------------------------------------
2006           21.18      0.24       92,549      1.21       (0.74)          1.21          1.27         19.81
--------------------------------------------------------------------------------------------------------------
2005           21.13     11.09      139,379      1.15       (0.78)          1.15          1.22         28.02
--------------------------------------------------------------------------------------------------------------
2004           19.02     (0.58)     190,839      1.15       (0.80)          1.15          1.17         21.10
--------------------------------------------------------------------------------------------------------------
2003           19.13     64.49      233,503      1.11       (0.83)          1.12          1.23         21.67

RIVER OAK DISCOVERY FUND
--------------------------------------------------------------------------------------------------------------
2008*         $12.34    (14.14)% $    6,756      1.35%      (0.69)%         1.35%         1.71%        79.58%
--------------------------------------------------------------------------------------------------------------
2007           14.80     28.03        7,823      1.35       (0.92)          1.35          1.72        148.36
--------------------------------------------------------------------------------------------------------------
2006           11.56     14.46        5,943      1.35       (0.81)          1.35          2.74         71.90
--------------------------------------------------------------------------------------------------------------
2005(2)        10.10      1.00        3,063      1.35       (0.79)          1.35          4.05         15.68

RED OAK TECHNOLOGY SELECT FUND
--------------------------------------------------------------------------------------------------------------
2008*         $ 7.43    (15.09)% $   85,837      1.35%      (0.92)%         1.35%         1.51%         4.83%
--------------------------------------------------------------------------------------------------------------
2007            8.75     26.81      115,005      1.35       (0.40)          1.35          1.40         11.19
--------------------------------------------------------------------------------------------------------------
2006            6.90      5.34      116,449      1.27       (0.89)          1.27          1.34         92.90
--------------------------------------------------------------------------------------------------------------
2005            6.55      3.97      160,881      1.15       (0.50)+++       1.15          1.27         40.47
--------------------------------------------------------------------------------------------------------------
2004            6.30     (3.96)     244,848      1.15       (1.01)          1.15          1.20         38.44
--------------------------------------------------------------------------------------------------------------
2003            6.56     55.08      327,853      1.11       (0.98)          1.11          1.24         60.35

--------------------------------------------------------------------------------
                                        3                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31,

                                  REALIZED AND                DIVIDENDS                      NET
         NET ASSET                 UNREALIZED                    FROM          TOTAL        ASSET
           VALUE         NET        GAINS OR        TOTAL        NET         DIVIDENDS      VALUE
         BEGINNING   INVESTMENT   (LOSSES) ON       FROM      INVESTMENT        AND         END OF
         OF PERIOD      LOSS       SECURITIES    OPERATIONS     INCOME     DISTRIBUTIONS    PERIOD
---------------------------------------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND
---------------------------------------------------------------------------------------------------
2008*     $  2.94     $ (0.01)#     $ (0.30)      $ (0.31)       $ --          $ --        $  2.63
---------------------------------------------------------------------------------------------------
2007         2.21       (0.03)#        0.76          0.73          --            --           2.94
---------------------------------------------------------------------------------------------------
2006         2.05       (0.02)#        0.18          0.16          --            --           2.21
---------------------------------------------------------------------------------------------------
2005         2.08       (0.02)#       (0.01)##      (0.03)         --            --           2.05
---------------------------------------------------------------------------------------------------
2004         2.21       (0.03)        (0.10)        (0.13)         --            --           2.08
---------------------------------------------------------------------------------------------------
2003         1.23       (0.02)         1.00          0.98          --            --           2.21

LIVE OAK HEALTH SCIENCES FUND
---------------------------------------------------------------------------------------------------
2008*     $ 12.41     $ (0.03)#     $ (1.11)      $ (1.14)       $ --          $ --        $ 11.27
---------------------------------------------------------------------------------------------------
2007        11.18       (0.01)#        1.24          1.23          --            --          12.41
---------------------------------------------------------------------------------------------------
2006        11.66       (0.07)#       (0.41)        (0.48)         --            --          11.18
---------------------------------------------------------------------------------------------------
2005         9.44       (0.07)#        2.29          2.22          --            --          11.66
---------------------------------------------------------------------------------------------------
2004         9.24       (0.07)         0.27          0.20          --            --           9.44
---------------------------------------------------------------------------------------------------
2003         7.83       (0.05)         1.46          1.41          --            --           9.24

* FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

#     PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

## THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENT FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WILL PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

++ NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE $0.13 AND 0.40%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

+++ NET INVESTMENT INCOME PER SHARE AND THE NET INVESMENT INCOME RATIO INCLUDE $0.03 AND 0.51%, RESPECTIVELY RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

(1) THE ROCK OAK CORE GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) THE RIVER OAK DISCOVERY FUND COMMENCED OPERATIONS ON JUNE 30, 2005. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                          4

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            RATIO OF
                                                             RATIO OF       EXPENSES
                                               RATIO OF      EXPENSES      TO AVERAGE
                                                 NET        TO AVERAGE     NET ASSETS
                    NET ASSETS    RATIO OF    INVESTMENT    NET ASSETS     (EXCLUDING
                      END OF      EXPENSES       LOSS       (EXCLUDING   WAIVERS AND/OR   PORTFOLIO
           TOTAL      PERIOD     TO AVERAGE   TO AVERAGE    FEES PAID      FEES PAID      TURNOVER
          RETURN+     (000)      NET ASSETS   NET ASSETS   INDIRECTLY)    INDIRECTLY)       RATE
----------------------------------------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND
----------------------------------------------------------------------------------------------------
2008*     (10.54)%   $ 33,549       1.35%       (0.91)%       1.35%           1.69%         46.81%
----------------------------------------------------------------------------------------------------
2007       33.03       39,810       1.35        (1.04)        1.35            1.62          75.51
----------------------------------------------------------------------------------------------------
2006        7.80       39,617       1.28        (1.13)        1.28            1.53          97.05
----------------------------------------------------------------------------------------------------
2005       (1.44)      48,901       1.15        (1.13)        1.15            1.41          30.22
----------------------------------------------------------------------------------------------------
2004       (5.88)      72,093       1.15        (1.14)        1.15            1.33          33.71
----------------------------------------------------------------------------------------------------
2003       79.67       86,414       1.11        (1.08)        1.11            1.50          33.62

LIVE OAK HEALTH SCIENCES FUND
----------------------------------------------------------------------------------------------------
2008*      (9.19)%   $ 18,189       1.35%       (0.47)%       1.35%           1.46%          7.76%
----------------------------------------------------------------------------------------------------
2007       11.00       21,354       1.35        (0.11)        1.35            1.37          28.33
----------------------------------------------------------------------------------------------------
2006       (4.12)      25,263       1.21        (0.59)        1.21            1.23          56.56
----------------------------------------------------------------------------------------------------
2005       23.52       36,304       1.15        (0.66)        1.15            1.22          15.69
----------------------------------------------------------------------------------------------------
2004        2.16       26,226       1.15        (0.75)        1.15            1.19           4.05
----------------------------------------------------------------------------------------------------
2003       18.01       22,520       1.10        (0.66)        1.10            1.28          12.55

--------------------------------------------------------------------------------
                                        5                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Schedules of Investments
--------------------------------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
White Oak Select Growth Fund
--------------------------------------------------------------------------------

                               INDUSTRY WEIGHTING+

                                   [PIE CHART]

--------------------------------------------------------------------------------

Biological Products (No Diagnostic Substances)                              4.8%
Commercial Banks                                                            1.9%
Computer Communications Equipment                                          12.8%
E-Commerce - Services                                                      12.8%
Electronic Computers                                                        7.6%
Hospital & Medical Service Plans                                            1.6%
Pharmaceutical Preparations                                                 4.6%
Security Brokers, Dealers & Flotation Companies                            15.8%
Semiconductor Capital Equipment                                             4.1%
Semiconductors & Related Devices                                            7.4%
Services - Commercial Physical & Biological Research                        1.3%
Services - Computer Programming Services                                    5.0%
Services - Home Health Care Services                                        4.6%
Systems - Computer Integrated Systems Design                                2.1%
Telephone Communications Except Radiotelephone                              1.8%
Web Portals/ISP                                                            11.0%
Repurchase Agreement                                                        0.5%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.3%.
--------------------------------------------------------------------------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.2%

--------------------------------------------------------------------------------
BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 4.8%
--------------------------------------------------------------------------------
Amgen*                                                    400,000   $     16,748
                                                                    ------------
                                                                          16,748
                                                                    ------------

--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 1.9%
--------------------------------------------------------------------------------
Citigroup                                                 260,000          6,570
                                                                    ------------
                                                                           6,570
                                                                    ------------

--------------------------------------------------------------------------------
COMPUTER COMMUNICATIONS
   EQUIPMENT -- 12.8%
--------------------------------------------------------------------------------
Cisco Systems*                                          1,150,000         29,486
Juniper Networks*                                         540,000         14,915
                                                                    ------------
                                                                          44,401
                                                                    ------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
E-COMMERCE - SERVICES -- 12.8%
--------------------------------------------------------------------------------
Amazon.com*                                               290,000   $     22,803
eBay*                                                     687,000         21,496
                                                                    ------------
                                                                          44,299
                                                                    ------------

--------------------------------------------------------------------------------
ELECTRONIC COMPUTERS -- 7.6%
--------------------------------------------------------------------------------
Dell*                                                     400,000          7,452
International Business
   Machines                                               155,000         18,709
                                                                    ------------
                                                                          26,161
                                                                    ------------

--------------------------------------------------------------------------------
HOSPITAL & MEDICAL SERVICE PLANS -- 1.6%
--------------------------------------------------------------------------------
UnitedHealth Group                                        175,000          5,710
                                                                    ------------
                                                                           5,710
                                                                    ------------

--------------------------------------------------------------------------------
PHARMACEUTICAL PREPARATIONS -- 4.6%
--------------------------------------------------------------------------------
Teva Pharmaceutical
   Industries ADR                                         340,000         15,905
                                                                    ------------
                                                                          15,905
                                                                    ------------

--------------------------------------------------------------------------------
1-888-462-5386                          6

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
White Oak Select Growth Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES -- 15.8%
--------------------------------------------------------------------------------
Charles Schwab                                          1,300,000   $     28,080
Legg Mason                                                165,000          9,946
Merrill Lynch                                             339,000         16,892
                                                                    ------------
                                                                          54,918
                                                                    ------------

--------------------------------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT -- 4.1%
--------------------------------------------------------------------------------
Applied Materials                                         765,000         14,275
                                                                    ------------
                                                                          14,275
                                                                    ------------

--------------------------------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES -- 7.4%
--------------------------------------------------------------------------------
Broadcom, Cl A*                                           984,000         25,545
                                                                    ------------
                                                                          25,545
                                                                    ------------

--------------------------------------------------------------------------------
SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 1.3%
--------------------------------------------------------------------------------
Affymetrix                                                400,000          4,364
                                                                    ------------
                                                                           4,364
                                                                    ------------

--------------------------------------------------------------------------------
SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 5.0%
--------------------------------------------------------------------------------
Cognizant Technology
   Solutions, Cl A*                                       540,000         17,415
                                                                    ------------
                                                                          17,415
                                                                    ------------

--------------------------------------------------------------------------------
SERVICES - HOME HEALTH CARE SERVICES -- 4.6%
--------------------------------------------------------------------------------
Express Scripts*                                          230,000         16,105
                                                                    ------------
                                                                          16,105
                                                                    ------------

--------------------------------------------------------------------------------
SYSTEMS - COMPUTER INTEGRATED
   SYSTEMS DESIGN -- 2.1%
--------------------------------------------------------------------------------
Salesforce.com*                                           110,000          7,340
                                                                    ------------
                                                                           7,340
                                                                    ------------

                                                      SHARES/FACE      MARKET
DESCRIPTION                                          AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TELEPHONE COMMUNICATIONS EXCEPT
   RADIOTELEPHONE -- 1.8%
--------------------------------------------------------------------------------
Sprint Nextel                                             800,000   $      6,392
                                                                    ------------
                                                                           6,392
                                                                    ------------

--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 11.0%
--------------------------------------------------------------------------------
Google, Cl A*                                              45,000         25,843
Yahoo!*                                                   450,000         12,334
                                                                    ------------
                                                                          38,177
                                                                    ------------

TOTAL COMMON STOCK
   (Cost $311,640)(000)                                                  344,325
                                                                    ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.5%
--------------------------------------------------------------------------------
Morgan Stanley (A)
   2.000%, dated 04/30/08, to be
   repurchased on
   05/01/08, repurchase price
   $1,613,868 (collateralized by
   a U.S. Treasury Note,
   par value $1,458,115, 2.625%,
   07/15/17; total market value:
   $1,646,054)                                          $   1,614          1,614
                                                                    ------------

TOTAL REPURCHASE AGREEMENT
   (Cost $1,614)(000)                                                      1,614
                                                                    ------------

TOTAL INVESTMENTS -- 99.7%
   (Cost $313,254)(000)                                             $    345,939
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $346,846,470.

*     NON-INCOME PRODUCING SECURITY

(A)   TRI-PARTY REPURCHASE AGREEMENT

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                        7                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Schedules of Investments
--------------------------------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund
--------------------------------------------------------------------------------

                               INDUSTRY WEIGHTING+

                                   [PIE CHART]

--------------------------------------------------------------------------------

Aircraft Parts & Equipment                                                  0.5%
Amusement and Recreational Services                                         2.6%
Biological Products (No Diagnostic Substances)                              6.6%
Computer Communications Equipment                                           2.8%
Consumer Wireless Devices                                                   4.9%
Crude Petroleum Natural Gas                                                 0.3%
Diversified Manufacturing                                                   2.1%
Electronic Computers                                                        4.9%
E-Commerce - Services                                                       2.2%
Fabricated Pipe & Pipe Fittings                                             1.9%
Fiber Optic Components                                                      2.7%
Heavy Construction Not Elsewhere Classified                                 1.8%
Hospital & Medical Service Plans                                            0.2%
Laboratory Analytical Instruments                                           1.9%
Measuring & Controlling Devices                                             0.1%
Oil, Gas Field Services                                                    12.5%
Radiotelephone Communications                                               4.2%
Recreational Centers                                                        2.0%
Security Brokers, Dealers & Flotation Companies                             4.1%
Semiconductor Capital Equipment                                             0.1%
Semiconductors & Related Devices                                           11.1%
Services - Computer Programming Services                                    5.9%
Services - Engineering Services                                             5.3%
Steel Works, Blast Furnaces & Rolling Mills                                 3.4%
Surgical & Medical Instruments & Apparatus                                  2.1%
Systems - Computer Integrated Systems Design                                3.1%
Trucking & Courier Services                                                 3.9%
Web Portals/ISP                                                             3.8%
Well Equipment                                                              2.7%
Repurchase Agreement                                                        1.1%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.8)%.
--------------------------------------------------------------------------------

                                                                        MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.7%

--------------------------------------------------------------------------------
AIRCRAFT PARTS & EQUIPMENT -- 0.5%
--------------------------------------------------------------------------------
Rockwell Collins                                              600   $         38
                                                                    ------------
                                                                              38
                                                                    ------------

--------------------------------------------------------------------------------
AMUSEMENT AND RECREATIONAL SERVICES -- 2.6%
--------------------------------------------------------------------------------
International Game
   Technology                                               5,600            195
                                                                    ------------
                                                                             195
                                                                    ------------

--------------------------------------------------------------------------------
BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 6.6%
--------------------------------------------------------------------------------
Genzyme*                                                    3,000            211
Gilead Sciences*                                            5,500            285
                                                                    ------------
                                                                             496
                                                                    ------------

                                                                        MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMPUTER COMMUNICATIONS EQUIPMENT -- 2.8%
--------------------------------------------------------------------------------
Cisco Systems*                                              8,200   $        210
                                                                    ------------
                                                                             210
                                                                    ------------

--------------------------------------------------------------------------------
CONSUMER WIRELESS DEVICES -- 4.9%
--------------------------------------------------------------------------------
Research In Motion*                                         3,000            365
                                                                    ------------
                                                                             365
                                                                    ------------

--------------------------------------------------------------------------------
CRUDE PETROLEUM NATURAL GAS -- 0.3%
--------------------------------------------------------------------------------
XTO Energy                                                    400             25
                                                                    ------------
                                                                              25
                                                                    ------------

--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING -- 2.1%
--------------------------------------------------------------------------------
ITT                                                         2,500            160
                                                                    ------------
                                                                             160
                                                                    ------------

--------------------------------------------------------------------------------
1-888-462-5386                          8

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund (CONTINUED)
--------------------------------------------------------------------------------

                                                                        MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
E-COMMERCE - SERVICES -- 2.2%
--------------------------------------------------------------------------------
eBay*                                                       5,300   $        166
                                                                    ------------
                                                                             166
                                                                    ------------

--------------------------------------------------------------------------------
ELECTRONIC COMPUTERS -- 4.9%
--------------------------------------------------------------------------------
Apple*                                                      2,100            365
                                                                    ------------
                                                                             365
                                                                    ------------

--------------------------------------------------------------------------------
FABRICATED PIPE & PIPE FITTINGS -- 1.9%
--------------------------------------------------------------------------------
Shaw Group*                                                 2,900            143
                                                                    ------------
                                                                             143
                                                                    ------------

--------------------------------------------------------------------------------
FIBER OPTIC COMPONENTS -- 2.7%
--------------------------------------------------------------------------------
Corning                                                     7,600            203
                                                                    ------------
                                                                             203
                                                                    ------------

--------------------------------------------------------------------------------
HEAVY CONSTRUCTION NOT
   ELSEWHERE CLASSIFIED -- 1.8%
--------------------------------------------------------------------------------
Chicago Bridge & Iron,
   NY Shares                                                3,300            132
                                                                    ------------
                                                                             132
                                                                    ------------

--------------------------------------------------------------------------------
HOSPITAL & MEDICAL SERVICE PLANS -- 0.2%
--------------------------------------------------------------------------------
UnitedHealth Group                                            500             16
                                                                    ------------
                                                                              16
                                                                    ------------

--------------------------------------------------------------------------------
LABORATORY ANALYTICAL INSTRUMENTS -- 1.9%
--------------------------------------------------------------------------------
Hologic*                                                    5,000            146
                                                                    ------------
                                                                             146
                                                                    ------------

--------------------------------------------------------------------------------
MEASURING & CONTROLLING DEVICES -- 0.1%
--------------------------------------------------------------------------------
Rockwell Automation                                           100              5
                                                                    ------------
                                                                               5
                                                                    ------------

                                                                        MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OIL, GAS FIELD SERVICES -- 12.5%
--------------------------------------------------------------------------------
Schlumberger                                                2,600   $        261
Transocean                                                  2,600            383
Weatherford
   International*                                           3,600            290
                                                                    ------------
                                                                             934
                                                                    ------------

--------------------------------------------------------------------------------
RADIOTELEPHONE COMMUNICATIONS -- 4.2%
--------------------------------------------------------------------------------
America Movil ADR, Ser L                                    2,000            116
Vimpel-Communications
   ADR*                                                     6,600            199
                                                                    ------------
                                                                             315
                                                                    ------------

--------------------------------------------------------------------------------
RECREATIONAL CENTERS -- 2.0%
--------------------------------------------------------------------------------
Las Vegas Sands*                                            2,000            153
                                                                    ------------
                                                                             153
                                                                    ------------

--------------------------------------------------------------------------------
SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES -- 4.1%
--------------------------------------------------------------------------------
CME Group                                                     300            137
Goldman Sachs Group                                           900            172
                                                                    ------------
                                                                             309
                                                                    ------------

--------------------------------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT -- 0.1%
--------------------------------------------------------------------------------
Applied Materials                                             500              9
                                                                    ------------
                                                                               9
                                                                    ------------

--------------------------------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES -- 11.1%
--------------------------------------------------------------------------------
Broadcom, Cl A*                                             8,900            231
MEMC Electronic
   Materials*                                               3,800            239
Qualcomm                                                    8,400            363
                                                                    ------------
                                                                             833
                                                                    ------------

--------------------------------------------------------------------------------
                                        9                       www.oakfunds.com

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                                                        MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 5.9%
--------------------------------------------------------------------------------
Cognizant Technology
   Solutions, Cl A*                                        13,600   $        439
                                                                    ------------
                                                                             439
                                                                    ------------

--------------------------------------------------------------------------------
SERVICES - ENGINEERING SERVICES -- 5.3%
--------------------------------------------------------------------------------
Jacobs Engineering Group*                                   2,900            250
Monsanto                                                    1,300            148
                                                                    ------------
                                                                             398
                                                                    ------------

--------------------------------------------------------------------------------
STEEL WORKS, BLAST FURNACES &
   ROLLING MILLS -- 3.4%
--------------------------------------------------------------------------------
Nucor                                                       3,400            257
                                                                    ------------
                                                                             257
                                                                    ------------

--------------------------------------------------------------------------------
SURGICAL & MEDICAL INSTRUMENTS &
   APPARATUS -- 2.1%
--------------------------------------------------------------------------------
Baxter International                                        2,500            156
                                                                    ------------
                                                                             156
                                                                    ------------

--------------------------------------------------------------------------------
SYSTEMS - COMPUTER INTEGRATED
   SYSTEMS DESIGN -- 3.1%
--------------------------------------------------------------------------------
Salesforce.com*                                             3,500            234
                                                                    ------------
                                                                             234
                                                                    ------------

--------------------------------------------------------------------------------
TRUCKING & COURIER SERVICES -- 3.9%
--------------------------------------------------------------------------------
Expeditors International
   Washington                                               6,300            294
                                                                    ------------
                                                                             294
                                                                    ------------

--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 3.8%
--------------------------------------------------------------------------------
Google, Cl A*                                                 500            287
                                                                    ------------
                                                                             287
                                                                    ------------

                                                      SHARES/FACE       MARKET
DESCRIPTION                                          AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WELL EQUIPMENT -- 2.7%
--------------------------------------------------------------------------------
National Oilwell Varco*                                     2,900   $        199
                                                                    ------------
                                                                             199
                                                                    ------------
TOTAL COMMON STOCK
   (Cost $6,086)(000)                                                      7,482
                                                                    ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.1%
--------------------------------------------------------------------------------
Morgan Stanley (A)
   2.000%, dated 04/30/08,
   to be repurchased on 05/01/08,
   repurchase price $79,270
   (collateralized by a U.S. Treasury
   Note, par value $71,619,
   2.625%, 07/15/17; total market
   value: $80,850)                                        $    79             79
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (Cost $79)(000)                                                            79
                                                                    ------------
TOTAL INVESTMENTS -- 100.8%
   (Cost $6,165)(000)                                               $      7,561
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $7,499,253.

*     NON-INCOME PRODUCING SECURITY

(A)   TRI-PARTY REPURCHASE AGREEMENT

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER
SER -- SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                         10

--------------------------------------------------------------------------------
[GRAPHIC] Schedules of Investments
--------------------------------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
--------------------------------------------------------------------------------

                               INDUSTRY WEIGHTING+

                                  [PIE CHART]

--------------------------------------------------------------------------------

Biological Products (No Diagnostic Substances)                              0.8%
Commercial Banks                                                            2.9%
Computer Communications Equipment                                          10.6%
E-Commerce - Services                                                      20.0%
Electronic Computers                                                        1.9%
Motorcycles, Bicycles and Parts                                             3.1%
Newspapers, Publishing                                                      1.1%
Retail - Jewelry Stores                                                     5.6%
Security Brokers, Dealers & Flotation Companies                            10.7%
Semiconductor Capital Equipment                                            14.4%
Semiconductors & Related Devices                                           10.3%
Services - Commercial Physical & Biological Research                        0.3%
Television Broadcasting Stations                                            4.6%
Web Portals/ISP                                                            12.0%
Repurchase Agreement                                                        1.8%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.1)%.
--------------------------------------------------------------------------------

                                                                        MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.3%

--------------------------------------------------------------------------------
BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 0.8%
--------------------------------------------------------------------------------
Cell Genesys*                                             124,501   $        478
                                                                    ------------
                                                                             478
                                                                    ------------

--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 2.9%
--------------------------------------------------------------------------------
Citigroup                                                   9,000            227
M&T Bank                                                   13,700          1,277
TCF Financial                                              18,000            313
                                                                    ------------
                                                                           1,817
                                                                    ------------

--------------------------------------------------------------------------------
COMPUTER COMMUNICATIONS
   EQUIPMENT -- 10.6%
--------------------------------------------------------------------------------
Cisco Systems*                                            138,000          3,538
Juniper Networks*                                         115,000          3,176
                                                                    ------------
                                                                           6,714
                                                                    ------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
E-COMMERCE - SERVICES -- 20.0%
--------------------------------------------------------------------------------
Amazon.com*                                                50,000   $      3,932
eBay*                                                     142,000          4,443
Expedia*                                                  171,000          4,320
                                                                    ------------
                                                                          12,695
                                                                    ------------

--------------------------------------------------------------------------------
ELECTRONIC COMPUTERS -- 1.9%
--------------------------------------------------------------------------------
Dell*                                                      64,000          1,192
                                                                    ------------
                                                                           1,192
                                                                    ------------

--------------------------------------------------------------------------------
MOTORCYCLES, BICYCLES AND PARTS -- 3.1%
--------------------------------------------------------------------------------
Harley-Davidson                                            51,700          1,978
                                                                    ------------
                                                                           1,978
                                                                    ------------

--------------------------------------------------------------------------------
NEWSPAPERS, PUBLISHING -- 1.1%
--------------------------------------------------------------------------------
Gannett                                                    25,000            716
                                                                    ------------
                                                                             716
                                                                    ------------

--------------------------------------------------------------------------------
                                       11                       www.oakfunds.com

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RETAIL - JEWELRY STORES -- 5.6%
--------------------------------------------------------------------------------
Blue Nile*                                                 62,718   $      3,115
Tiffany                                                    10,000            435
                                                                    ------------
                                                                           3,550
                                                                    ------------

--------------------------------------------------------------------------------
SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES -- 10.7%
--------------------------------------------------------------------------------
Charles Schwab                                            167,000          3,607
Merrill Lynch                                              46,000          2,292
Morgan Stanley                                             19,000            923
                                                                    ------------
                                                                           6,822
                                                                    ------------

--------------------------------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT -- 14.4%
--------------------------------------------------------------------------------
Applied Materials                                         199,000          3,713
Kla-Tencor                                                 59,000          2,577
Novellus Systems*                                         132,000          2,886
                                                                    ------------
                                                                           9,176
                                                                    ------------

--------------------------------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES -- 10.3%
--------------------------------------------------------------------------------
Broadcom, Cl A*                                           132,000          3,427
Xilinx                                                    127,000          3,146
                                                                    ------------
                                                                           6,573
                                                                    ------------

--------------------------------------------------------------------------------
SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 0.3%
--------------------------------------------------------------------------------
Affymetrix                                                 18,676            204
                                                                    ------------
                                                                             204
                                                                    ------------

--------------------------------------------------------------------------------
TELEVISION BROADCASTING STATIONS -- 4.6%
--------------------------------------------------------------------------------
IAC/InterActive*                                          141,700          2,949
                                                                    ------------
                                                                           2,949
                                                                    ------------

                                                      SHARES/FACE      MARKET
DESCRIPTION                                          AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 12.0%
--------------------------------------------------------------------------------
Google, Cl A*                                               5,600   $      3,216
Yahoo!*                                                   161,000          4,413
                                                                    ------------
                                                                           7,629
                                                                    ------------

TOTAL COMMON STOCK
   (Cost $45,618)(000)                                                    62,493
                                                                    ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.8%
--------------------------------------------------------------------------------
Morgan Stanley (A)
   2.000%, dated 04/30/08,
   to be repurchased on 05/01/08,
   repurchase price $1,152,918
   (collateralized by a U.S. Treasury
   Note, par value $1,041,651, 2.625%,
   07/15/17; total market
   value: $1,175,911)                                   $   1,153          1,153
                                                                    ------------

TOTAL REPURCHASE AGREEMENT
   (Cost $1,153)(000)                                                      1,153
                                                                    ------------

TOTAL INVESTMENTS -- 100.1%
   (Cost $46,771)(000)                                              $     63,646
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $63,553,755.

*     NON-INCOME PRODUCING SECURITY

(A)   TRI-PARTY REPURCHASE AGREEMENT

CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                         12

--------------------------------------------------------------------------------
[GRAPHIC] Schedules of Investments
--------------------------------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
River Oak Discovery Fund
--------------------------------------------------------------------------------

                               INDUSTRY WEIGHTING+

                                   [PIE CHART]

--------------------------------------------------------------------------------

Agricultural Chemicals                                                      1.7%
Amusement and Recreational Services                                         2.4%
Consumer Wireless Devices                                                   0.1%
E-Commerce Services                                                         8.1%
Fiber Cans, Drums, Tubes & Similar Products                                 2.9%
Fire, Marine & Casualty Insurance                                           2.7%
Investment Research                                                         3.5%
Laboratory Analytical Instruments                                           2.6%
Measuring & Controlling Devices                                             2.9%
Oil, Gas Field Services                                                    11.4%
Orthopedic, Prosthetic & Surgical Appliances & Supplies                     1.9%
Packaging Paper and Plastics Film, Coated and Laminated                     0.5%
Retail - Jewelry Stores                                                     3.3%
Security Brokers, Dealers & Floatation Companies                            3.3%
Semiconductors & Related Devices                                           11.9%
Services - Business Services                                                7.5%
Services - Commercial Physical & Biological Research                        0.5%
Services - Computer Programming Services                                    2.0%
Services - Prepackaged Software                                             4.4%
Systems - Computer Integrated Systems Design                                7.3%
Web Portals/ISP                                                            12.5%
Well Equipment                                                              2.7%
Women's, Children's & Infant's Clothing Accessories                         3.6%
Repurchase Agreement                                                        0.5%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.2)%.
--------------------------------------------------------------------------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.7%

--------------------------------------------------------------------------------
AGRICULTURAL CHEMICALS -- 1.7%
--------------------------------------------------------------------------------
Terra Industries LP                                           800   $        115
                                                                    ------------
                                                                             115
                                                                    ------------

--------------------------------------------------------------------------------
AMUSEMENT AND RECREATIONAL SERVICES -- 2.4%
--------------------------------------------------------------------------------
WMS Industries*                                             4,500            163
                                                                    ------------
                                                                             163
                                                                    ------------

--------------------------------------------------------------------------------
CONSUMER WIRELESS DEVICES -- 0.1%
--------------------------------------------------------------------------------
Viasat*                                                       400              9
                                                                    ------------
                                                                               9
                                                                    ------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
E-COMMERCE - SERVICES -- 8.1%
--------------------------------------------------------------------------------
Gmarket ADR*                                               11,500   $        293
MercadoLibre*                                               5,000            253
                                                                    ------------
                                                                             546
                                                                    ------------

--------------------------------------------------------------------------------
FIBER CANS, DRUMS, TUBES &
   SIMILAR PRODUCTS -- 2.9%
--------------------------------------------------------------------------------
Grief, Cl A                                                 3,000            194
                                                                    ------------
                                                                             194
                                                                    ------------

--------------------------------------------------------------------------------
FIRE, MARINE & CASUALTY INSURANCE -- 2.7%
--------------------------------------------------------------------------------
Navigators Group*                                           3,700            181
                                                                    ------------
                                                                             181
                                                                    ------------

--------------------------------------------------------------------------------
                                       13                       www.oakfunds.com

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
River Oak Discovery Fund (CONTINUED)
--------------------------------------------------------------------------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT RESEARCH -- 3.5%
--------------------------------------------------------------------------------
Morningstar*                                                4,100   $        238
                                                                    ------------
                                                                             238
                                                                    ------------

--------------------------------------------------------------------------------
LABORATORY ANALYTICAL INSTRUMENTS -- 2.6%
--------------------------------------------------------------------------------
Illumina*                                                   2,300            179
                                                                    ------------
                                                                             179
                                                                    ------------

--------------------------------------------------------------------------------
MEASURING & CONTROLLING DEVICES -- 2.9%
--------------------------------------------------------------------------------
OYO Geospace*                                               4,100            198
                                                                    ------------
                                                                             198
                                                                    ------------

--------------------------------------------------------------------------------
OIL, GAS FIELD SERVICES -- 11.4%
--------------------------------------------------------------------------------
Helix Energy Solutions
   Group*                                                   6,700            231
Oceaneering
   International*                                           4,300            287
Willbros Group*                                             7,000            253
                                                                    ------------
                                                                             771
                                                                    ------------

--------------------------------------------------------------------------------
ORTHOPEDIC, PROSTHETIC & SURGICAL
   APPLIANCES & SUPPLIES -- 1.9%
--------------------------------------------------------------------------------
Integra Lifesciences*                                       3,100            131
                                                                    ------------
                                                                             131
                                                                    ------------

--------------------------------------------------------------------------------
PACKAGING PAPER AND PLASTICS FILM,
   COATED AND LAMINATED -- 0.5%
--------------------------------------------------------------------------------
Raven Industries                                            1,100             34
                                                                    ------------
                                                                              34
                                                                    ------------

--------------------------------------------------------------------------------
RETAIL - JEWELRY STORES -- 3.3%
--------------------------------------------------------------------------------
Blue Nile*                                                  4,400            219
                                                                    ------------
                                                                             219
                                                                    ------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES -- 3.3%
--------------------------------------------------------------------------------
FCStone Group*                                              2,100   $         87
GFI Group                                                  11,200            132
                                                                    ------------
                                                                             219
                                                                    ------------

--------------------------------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES -- 11.9%
--------------------------------------------------------------------------------
Evergreen Solar*                                           18,700            161
Formfactor*                                                 2,300             44
JA Solar Holdings ADR*                                     11,700            281
Varian Semiconductor
   Equipment Associates*                                    8,650            317
                                                                    ------------
                                                                             803
                                                                    ------------

--------------------------------------------------------------------------------
SERVICES - BUSINESS SERVICES -- 7.5%
--------------------------------------------------------------------------------
Ctrip.com International
   ADR                                                      5,700            354
EnerNOC*                                                    8,100            125
inVentiv Health*                                            1,000             30
                                                                    ------------
                                                                             509
                                                                    ------------

--------------------------------------------------------------------------------
SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 0.5%
--------------------------------------------------------------------------------
Icon ADR*                                                     500             36
                                                                    ------------
                                                                              36
                                                                    ------------

--------------------------------------------------------------------------------
SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 2.0%
--------------------------------------------------------------------------------
Patni Computer
   Systems ADR                                             10,000            134
                                                                    ------------
                                                                             134
                                                                    ------------

--------------------------------------------------------------------------------
SERVICES - PREPACKAGED SOFTWARE -- 4.4%
--------------------------------------------------------------------------------
Double-Take Software*                                      19,900            296
                                                                    ------------
                                                                             296
                                                                    ------------

--------------------------------------------------------------------------------
1-888-462-5386                         14

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
River Oak Discovery Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SYSTEMS - COMPUTER INTEGRATED
   SYSTEMS DESIGN -- 7.3%
--------------------------------------------------------------------------------
F5 Networks*                                               10,700   $        242
Itron*                                                      2,700            251
                                                                    ------------
                                                                             493
                                                                    ------------

--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 12.5%
--------------------------------------------------------------------------------
Factset Research Systems                                    4,900            294
Netease.com ADR*                                            9,500            212
Sina*                                                       7,300            337
                                                                    ------------
                                                                             843
                                                                    ------------

--------------------------------------------------------------------------------
WELL EQUIPMENT -- 2.7%
--------------------------------------------------------------------------------
CARBO Ceramics                                              3,800            181
                                                                    ------------
                                                                             181
                                                                    ------------

--------------------------------------------------------------------------------
WHOLESALE - MEDICAL, DENTAL &
   HOSPITAL EQUIPMENT & SUPPLIES -- 0.0%
--------------------------------------------------------------------------------
Conceptus*                                                    100              2
                                                                    ------------
                                                                               2
                                                                    ------------

--------------------------------------------------------------------------------
WOMEN'S, CHILDREN'S &
   INFANT'S CLOTHING ACCESSORIES -- 3.6%
--------------------------------------------------------------------------------
Gymboree*                                                   5,700            246
                                                                    ------------
                                                                             246
                                                                    ------------
TOTAL COMMON STOCK
   (Cost $6,339)(000)                                                      6,740
                                                                    ------------

                                                         FACE          MARKET
DESCRIPTION                                          AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.5%
--------------------------------------------------------------------------------
Morgan Stanley (A)
   2.000%, dated 04/30/08,
   to be repurchased on 05/01/08,
   repurchase price $30,793
   (collateralized by a
   U.S. Treasury Note, par value
   $27,821, 2.625%, 07/15/17;
   total market value: $31,407)                            $   31   $         31
                                                                    ------------

TOTAL REPURCHASE AGREEMENT
   (Cost $31)(000)                                                            31
                                                                    ------------

TOTAL INVESTMENTS -- 100.2%
   (Cost $6,370)(000)                                               $      6,771
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $6,755,872.

*     NON-INCOME PRODUCING SECURITY

(A)   TRI-PARTY REPURCHASE AGREEMENT

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER
LP -- LIMITED PARTNERSHIP

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       15                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Schedules of Investments
--------------------------------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
Red Oak Technology Select Fund
--------------------------------------------------------------------------------

                               INDUSTRY WEIGHTING+

                                   [PIE CHART]

--------------------------------------------------------------------------------

Biological Products (No Diagnostic Substances)                              3.2%
Computer Communications  Equipment                                          9.5%
Computer Peripheral Equipment                                               2.7%
Consulting Services                                                         3.9%
Consumer Wireless Devices                                                   0.9%
E-Commerce - Services                                                      17.1%
Electronic Computers                                                       10.9%
Retail - Jewelry Stores                                                     4.6%
Semiconductor Capital Equipment                                            10.1%
Semiconductors & Related Devices                                           16.9%
Services - Prepackaged Software                                             2.3%
Systems - Computer  Integrated System Design                                3.2%
Television  Broadcasting Stations                                           3.4%
Web Portals/ISP                                                            10.3%
Repurchase Agreement                                                        1.1%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.1)%.
--------------------------------------------------------------------------------

                                                                       MARKET
DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.0%

--------------------------------------------------------------------------------
BIOLOGICAL PRODUCTS
  (NO DIAGNOSTIC SUBSTANCES) -- 3.2%
--------------------------------------------------------------------------------
Invitrogen*                                                29,000   $      2,714
                                                                    ------------
                                                                           2,714
                                                                    ------------

--------------------------------------------------------------------------------
COMPUTER COMMUNICATIONS EQUIPMENT -- 9.5%
--------------------------------------------------------------------------------
Cisco Systems*                                            168,000          4,308
Juniper Networks*                                         139,000          3,839
                                                                    ------------
                                                                           8,147
                                                                    ------------

--------------------------------------------------------------------------------
COMPUTER PERIPHERAL EQUIPMENT-- 2.7%
--------------------------------------------------------------------------------
Lexmark International,
   Cl A*                                                   73,000          2,292
                                                                    ------------
                                                                           2,292
                                                                    ------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 3.9%
--------------------------------------------------------------------------------
Accenture, Cl A                                            88,200   $      3,312
                                                                    ------------
                                                                           3,312
                                                                    ------------

--------------------------------------------------------------------------------
CONSUMER WIRELESS DEVICES -- 0.9%
--------------------------------------------------------------------------------
Motorola                                                   81,000            807
                                                                    ------------
                                                                             807
                                                                    ------------

--------------------------------------------------------------------------------
E-COMMERCE - SERVICES -- 17.1%
--------------------------------------------------------------------------------
Amazon.com*                                                59,000          4,639
eBay*                                                     156,000          4,881
Expedia*                                                  205,000          5,178
                                                                    ------------
                                                                          14,698
                                                                    ------------

--------------------------------------------------------------------------------
1-888-462-5386                         16

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Red Oak Technology Select Fund (CONTINUED)
--------------------------------------------------------------------------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ELECTRONIC COMPUTERS -- 10.9%
--------------------------------------------------------------------------------
Apple*                                                     14,000   $      2,435
Dell*                                                      63,000          1,174
International Business
   Machines                                                48,000          5,794
                                                                    ------------
                                                                           9,403
                                                                    ------------

--------------------------------------------------------------------------------
RETAIL - JEWELRY STORES -- 4.6%
--------------------------------------------------------------------------------
Blue Nile*                                                 79,000          3,924
                                                                    ------------
                                                                           3,924
                                                                    ------------

--------------------------------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT -- 10.1%
--------------------------------------------------------------------------------
Applied Materials                                         196,000          3,657
Kla-Tencor                                                 44,000          1,922
Novellus Systems*                                         142,000          3,104
                                                                    ------------
                                                                           8,683
                                                                    ------------

--------------------------------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES -- 16.9%
--------------------------------------------------------------------------------
Broadcom, Cl A*                                           165,000          4,283
Intersil, Cl A                                             22,000            588
National Semiconductor                                    149,000          3,038
Taiwan Semiconductor
   Manufacturing ADR                                      102,862          1,156
United Microelectronics
   ADR                                                    604,989          2,093
Xilinx                                                    135,000          3,344
                                                                    ------------
                                                                          14,502
                                                                    ------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SERVICES - PREPACKAGED SOFTWARE -- 2.3%
--------------------------------------------------------------------------------
BMC Software*                                              56,700   $      1,971
                                                                    ------------
                                                                           1,971
                                                                    ------------

--------------------------------------------------------------------------------
SYSTEMS - COMPUTER INTEGRATED
   SYSTEM DESIGN -- 3.2%
--------------------------------------------------------------------------------
Electronic Data Systems                                   147,000          2,728
                                                                    ------------
                                                                           2,728
                                                                    ------------

--------------------------------------------------------------------------------
TELEVISION BROADCASTING STATIONS -- 3.4%
--------------------------------------------------------------------------------
IAC/InterActive*                                          142,000          2,955
                                                                    ------------
                                                                           2,955
                                                                    ------------

--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 10.3%
--------------------------------------------------------------------------------
Google, Cl A*                                               8,000          4,594
Yahoo!*                                                   155,100          4,251
                                                                    ------------
                                                                           8,845
                                                                    ------------
TOTAL COMMON STOCK
   (Cost $72,278)(000)                                                    84,981
                                                                    ------------

--------------------------------------------------------------------------------
                                       17                       www.oakfunds.com

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Red Oak Technology Select Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                                         FACE          MARKET
DESCRIPTION                                          AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.1%
--------------------------------------------------------------------------------
Morgan Stanley (A)
   2.000%, dated 04/30/08,
   to be repurchased on 05/01/08,
   repurchase price $976,810
   (collateralized by a U.S. Treasury
   Note, par value $882,539,
   2.625%, 07/15/17; total market
   value: $996,291)                                         $ 977   $        977
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (Cost $977)(000)                                                          977
                                                                    ------------
TOTAL INVESTMENTS -- 100.1%
   (Cost $73,255)(000)                                              $     85,958
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $85,836,512.

*     NON-INCOME PRODUCING SECURITY

(A)   TRI-PARTY REPURCHASE AGREEMENT

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                         18

--------------------------------------------------------------------------------
[GRAPHIC] Schedules of Investments
--------------------------------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------

                               INDUSTRY WEIGHTING+

                                   [PIE CHART]

--------------------------------------------------------------------------------

Amusement and Recreational Services                                         5.0%
Consumer Wireless Devices                                                   7.7%
E-Commerce - Services                                                       8.5%
Electronic Computers                                                        5.1%
Fiber Optic Components                                                      4.9%
Laboratory Analytical Instruments                                           3.4%
Radiotelephone Communications                                               4.1%
Semiconductors & Related Devices                                           10.2%
Services - Business Services                                                4.6%
Services - Computer Programming Services                                   11.5%
Services - Prepackaged Software                                             9.9%
Surgical & Medical Instruments & Apparatus                                  3.9%
Systems - Computer Integrated Systems Design                               12.0%
Web Portals/ISP                                                             8.8%
Repurchase Agreement                                                        0.7%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.3)%.
--------------------------------------------------------------------------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.6%

--------------------------------------------------------------------------------
AMUSEMENT AND RECREATIONAL SERVICES -- 5.0%
--------------------------------------------------------------------------------
International Game
   Technology                                              28,000   $        973
WMS Industries*                                            19,800            717
                                                                    ------------
                                                                           1,690
                                                                    ------------

--------------------------------------------------------------------------------
CONSUMER WIRELESS DEVICES -- 7.7%
--------------------------------------------------------------------------------
Research In Motion*                                        15,300          1,861
Viasat*                                                    32,100            709
                                                                    ------------
                                                                           2,570
                                                                    ------------

--------------------------------------------------------------------------------
E-COMMERCE - SERVICES -- 8.5%
--------------------------------------------------------------------------------
eBay*                                                      32,000          1,001
Gmarket ADR*                                               30,400            775
MercadoLibre*                                              21,100          1,067
                                                                    ------------
                                                                           2,843
                                                                    ------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ELECTRONIC COMPUTERS -- 5.1%
--------------------------------------------------------------------------------
Apple*                                                      9,800   $      1,705
                                                                    ------------
                                                                           1,705
                                                                    ------------

--------------------------------------------------------------------------------
FIBER OPTIC COMPONENTS -- 4.9%
--------------------------------------------------------------------------------
Corning                                                    61,500          1,643
                                                                    ------------
                                                                           1,643
                                                                    ------------

--------------------------------------------------------------------------------
LABORATORY ANALYTICAL INSTRUMENTS -- 3.4%
--------------------------------------------------------------------------------
Illumina*                                                  14,700          1,145
                                                                    ------------
                                                                           1,145
                                                                    ------------

--------------------------------------------------------------------------------
RADIOTELEPHONE COMMUNICATIONS -- 4.1%
--------------------------------------------------------------------------------
Vimpel-Communications
   ADR*                                                    46,000          1,387
                                                                    ------------
                                                                           1,387
                                                                    ------------

--------------------------------------------------------------------------------
                                       19                       www.oakfunds.com

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONTINUED)
--------------------------------------------------------------------------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES -- 10.2%
--------------------------------------------------------------------------------
Evergreen Solar*                                           64,500   $        554
Formfactor*                                                28,600            551
MEMC Electronic
   Materials*                                              20,300          1,278
Varian Semiconductor
   Equipment Associates*                                   28,350          1,038
                                                                    ------------
                                                                           3,421
                                                                    ------------

--------------------------------------------------------------------------------
SERVICES - BUSINESS SERVICES -- 4.6%
--------------------------------------------------------------------------------
Ctrip.com International
   ADR                                                     24,900          1,545
                                                                    ------------
                                                                           1,545
                                                                    ------------

--------------------------------------------------------------------------------
SERVICES - COMPUTER PROGRAMMING SERVICES -- 11.5%
--------------------------------------------------------------------------------
Cognizant Technology
   Solutions, Cl A*                                        61,100          1,970
Infosys Technologies
   ADR                                                     21,000            917
Wipro ADR                                                  74,700            971
                                                                    ------------
                                                                           3,858
                                                                    ------------

--------------------------------------------------------------------------------
SERVICES - PREPACKAGED SOFTWARE -- 9.9%
--------------------------------------------------------------------------------
Cerner*                                                    27,200          1,259
Citrix Systems*                                            28,200            924
Nuance
   Communications*                                         56,000          1,136
                                                                    ------------
                                                                           3,319
                                                                    ------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SURGICAL & MEDICAL INSTRUMENTS &
   APPARATUS -- 3.9%
--------------------------------------------------------------------------------
Intuitive Surgical*                                         4,500   $      1,302
                                                                    ------------
                                                                           1,302
                                                                    ------------

--------------------------------------------------------------------------------
SYSTEMS - COMPUTER INTEGRATED
   SYSTEMS DESIGN -- 12.0%
--------------------------------------------------------------------------------
F5 Networks*                                               44,300          1,003
Itron*                                                     14,300          1,331
Salesforce.com*                                            25,500          1,702
                                                                    ------------
                                                                           4,036
                                                                    ------------

--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 8.8%
--------------------------------------------------------------------------------
Netease.com ADR*                                           51,100          1,141
Sina*                                                      38,900          1,797
                                                                    ------------
                                                                           2,938
                                                                    ------------

TOTAL COMMON STOCK
   (Cost $27,464)(000)                                                    33,402
                                                                    ------------

--------------------------------------------------------------------------------
1-888-462-5386                         20

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                                         FACE          MARKET
DESCRIPTION                                          AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.7%
--------------------------------------------------------------------------------
Morgan Stanley (A)
   2.000%, dated 04/30/08,
   to be repurchased on 05/01/08,
   repurchase price $252,452
   (collateralized by a U.S. Treasury
   Note, par value $228,088,
   2.625%, 07/15/17; total market
   value: $257,486)                                        $  252   $        252
                                                                    ------------

TOTAL REPURCHASE AGREEMENT
   (Cost $252)(000)                                                          252
                                                                    ------------

TOTAL INVESTMENTS -- 100.3%
   (Cost $27,716)(000)                                              $     33,654
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $33,549,110.

*     NON-INCOME PRODUCING SECURITY

(A)   TRI-PARTY REPURCHASE AGREEMENT

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       21                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Schedules of Investments
--------------------------------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund
--------------------------------------------------------------------------------

                               INDUSTRY WEIGHTING+

                                   [PIE CHART]

--------------------------------------------------------------------------------

Repurchase Agreement                                                        1.4%
Biological Products (No Diagnostic Substances)                             23.6%
Electromedical & Electrotherapeutic Apparatus                               6.7%
Hospital & Medical Service Plans                                            5.6%
Laboratory Analytical Instruments                                           4.4%
Orthopedic, Prosthetic & Surgical Appliances & Supplies                     0.7%
Pharmaceutical Preparations                                                35.1%
Services - Commercial Physical & Biological Research                        1.9%
Services - Computer Processing                                              2.0%
Surgical & Medical Instruments & Apparatus                                  9.8%
Wholesale - Drugs, Proprietaries & Druggists' Sundries                      8.6%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.2%.
--------------------------------------------------------------------------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.4%++

--------------------------------------------------------------------------------
BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 23.6%
--------------------------------------------------------------------------------
Amgen*                                                     21,500   $        900
Biogen Idec*                                                9,000            546
Cell Genesys*                                              86,495            332
Genentech*                                                  7,100            484
Genzyme*                                                    9,500            668
Invitrogen*                                                14,600          1,366
                                                                    ------------
                                                                           4,296
                                                                    ------------

--------------------------------------------------------------------------------
ELECTROMEDICAL & ELECTROTHERAPEUTIC
   APPARATUS -- 6.7%
--------------------------------------------------------------------------------
Medtronic                                                  25,000          1,217
                                                                    ------------
                                                                           1,217
                                                                    ------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HOSPITAL & MEDICAL SERVICE PLANS -- 5.6%
--------------------------------------------------------------------------------
UnitedHealth Group                                         21,000   $        685
WellPoint*                                                  6,800            338
                                                                    ------------
                                                                           1,023
                                                                    ------------

--------------------------------------------------------------------------------
LABORATORY ANALYTICAL INSTRUMENTS -- 4.4%
--------------------------------------------------------------------------------
Waters*                                                    13,000            799
                                                                    ------------
                                                                             799
                                                                    ------------

--------------------------------------------------------------------------------
ORTHOPEDIC, PROSTHETIC &
   SURGICAL APPLIANCES & SUPPLIES -- 0.7%
--------------------------------------------------------------------------------
Stryker                                                     2,000            130
                                                                    ------------
                                                                             130
                                                                    ------------

--------------------------------------------------------------------------------
1-888-462-5386                         22

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                                                       MARKET
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PHARMACEUTICAL PREPARATIONS -- 35.1%
--------------------------------------------------------------------------------
AstraZeneca ADR                                             8,000   $        336
Corcept Therapeutics*                                      64,244            179
Eli Lilly                                                  15,000            722
GlaxoSmithKline ADR                                         2,700            119
Johnson & Johnson                                          10,000            671
King Pharmaceuticals*                                      51,000            479
Medicis Pharmaceutical,
   Cl A                                                    11,700            241
Mylan                                                      29,000            382
Pfizer                                                     35,000            704
Sanofi-Aventis ADR                                         10,500            405
Teva Pharmaceutical
   Industries ADR                                          29,000          1,357
Watson Pharmaceuticals*                                    25,400            789
                                                                    ------------
                                                                           6,384
                                                                    ------------

--------------------------------------------------------------------------------
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL
   RESEARCH -- 1.9%
--------------------------------------------------------------------------------
Affymetrix                                                 31,000            338
                                                                    ------------
                                                                             338
                                                                    ------------

--------------------------------------------------------------------------------
SERVICES - COMPUTER PROCESSING -- 2.0%
--------------------------------------------------------------------------------
IMS Health                                                 15,000            371
                                                                    ------------
                                                                             371
                                                                    ------------

--------------------------------------------------------------------------------
SURGICAL & MEDICAL INSTRUMENTS &
   APPARATUS -- 9.8%
--------------------------------------------------------------------------------
Covidien                                                   21,700          1,013
Techne*                                                    10,500            762
                                                                    ------------
                                                                           1,775
                                                                    ------------

                                                      SHARES/FACE      MARKET
DESCRIPTION                                          AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WHOLESALE - DRUGS, PROPRIETARIES
   & DRUGGISTS' SUNDRIES -- 8.6%
--------------------------------------------------------------------------------
AmerisourceBergen                                          23,400   $        949
PharMerica*                                                36,442            621
                                                                    ------------
                                                                           1,570
                                                                    ------------
TOTAL COMMON STOCK
   (Cost $15,552)(000)                                                    17,903
                                                                    ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.4%
--------------------------------------------------------------------------------
Morgan Stanley (A)
   2.000%, dated 04/30/08,
   to be repurchased on
   05/01/08, repurchase price
   $257,697 (collateralized
   by a U.S. Treasury Note,
   par value $232,827, 2.625%,
   07/15/17; total market
   value: $262,836)
                                                          $   258            258
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (Cost $258)(000)                                                          258
                                                                    ------------
TOTAL INVESTMENTS -- 99.8%
   (Cost $15,810)(000)                                              $     18,161
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $18,188,548.

*     NON-INCOME PRODUCING SECURITY

(A)   TRI-PARTY REPURCHASE AGREEMENT

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

++ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       23                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Statements of Assets and Liabilities (000)
--------------------------------------------------------------------------------

AS OF APRIL 30, 2008 (UNAUDITED)

                                                            ----------------------------
                                                              WHITE OAK      ROCK OAK
                                                            SELECT GROWTH   CORE GROWTH
                                                                 FUND           FUND
----------------------------------------------------------------------------------------
   Investments at cost ..................................    $   311,640      $ 6,086
   Repurchase agreements at cost ........................          1,614           79
========================================================================================
ASSETS:
   Investments at value .................................    $   344,325      $ 7,482
   Repurchase agreements at value .......................          1,614           79
   Receivable for investment securities sold ............          1,431          119
   Dividends and interest receivable ....................             76            7
   Prepaid expenses .....................................             68            1
   Receivable for capital shares sold ...................             48            3
----------------------------------------------------------------------------------------
   Total Assets .........................................        347,562        7,691
----------------------------------------------------------------------------------------
LIABILITIES:
   Payable for fund shares redeemed .....................            133           --
   Investment advisory fees payable .....................            130            3
   Administration fees payable ..........................             33            1
   Trustees' fees payable ...............................             30            1
   Payable for investment securtities purchased .........             --          173
   Other accrued expenses ...............................            390           14
----------------------------------------------------------------------------------------
   Total Liabilites .....................................            716          192
----------------------------------------------------------------------------------------
   Total Net Assets .....................................    $   346,846      $ 7,499
========================================================================================
NET ASSETS:
   Paid-in capital
      (unlimited authorization -- no par value) .........    $ 2,877,442      $ 5,889
   Accumulated net investment loss ......................         (1,361)         (15)
   Accumulated net realized gain (loss)
      on investments ....................................     (2,561,920)         229
   Net unrealized appreciation
      on investments ....................................         32,685        1,396
----------------------------------------------------------------------------------------
   Total Net Assets .....................................    $   346,846      $ 7,499
========================================================================================
Portfolio Shares:
   Net assets ...........................................    $   346,846      $ 7,499
   Total shares outstanding at end of period ............         10,273          643
   Net asset value, offering and redemption price
      per share (net assets / shares outstanding) .......    $     33.76      $ 11.66
========================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                         24

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                          --------------------------------------------------------------------------
                                                              PIN OAK       RIVER OAK    RED OAK       BLACK OAK         LIVE OAK
                                                          AGGRESSIVE STOCK  DISCOVERY   TECHNOLOGY     EMERGING      HEALTH SCIENCES
                                                                FUND          FUND     SELECT FUND  TECHNOLOGY FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
   Investments at cost ................................      $   45,618     $   6,339  $    72,278    $   27,464        $  15,552
   Repurchase agreements at cost ......................           1,153            31          977           252              258
====================================================================================================================================
ASSETS:
   Investments at value ...............................      $   62,493     $   6,740  $    84,981    $   33,402        $  17,903
   Repurchase agreements at value .....................           1,153            31          977           252              258
   Receivable for investment securities sold ..........              56           116          100            --               79
   Dividends and interest receivable ..................              10             1           --            25                7
   Prepaid expenses ...................................              14             1           17             6                3
   Receivable for capital shares sold .................              10             1            5             6                1
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets .......................................          63,736         6,890       86,080        33,691           18,251
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for fund shares redeemed ...................              63             2           77            71               23
   Investment advisory fees payable ...................              26             3           38            10                9
   Administration fees payable ........................               6             1            8             3                2
   Trustees' fees payable .............................               6             1            7             3                2
   Payable for investment securtities purchased .......              --           114           --            --               --
   Other accrued expenses .............................              81            13          113            55               26
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilites ...................................             182           134          243           142               62
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Assets ...................................      $   63,554     $   6,756  $    85,837    $   33,549        $  18,189
====================================================================================================================================
NET ASSETS:
   Paid-in capital
      (unlimited authorization -- no par value) .......      $  878,021     $   5,892  $ 1,728,920    $  304,824        $  15,680
   Accumulated net investment loss ....................            (215)          (23)        (410)         (153)             (45)
   Accumulated net realized gain (loss)
      on investments ..................................        (831,127)          486   (1,655,376)     (277,060)             203
   Net unrealized appreciation
      on investments ..................................          16,875           401       12,703         5,938            2,351
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Assets ...................................      $   63,554     $   6,756  $    85,837    $   33,549        $  18,189
====================================================================================================================================
Portfolio Shares:
   Net assets .........................................      $   63,554     $   6,756  $    85,837    $   33,549        $  18,189
   Total shares outstanding at end of period ..........           2,774           547       11,554        12,758            1,613
   Net asset value, offering and redemption price
      per share (net assets / shares outstanding) .....      $    22.91     $   12.34  $      7.43    $     2.63        $   11.27
====================================================================================================================================

--------------------------------------------------------------------------------
                                       25                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Statements of Operations (000)
--------------------------------------------------------------------------------

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008 (UNAUDITED)

                                                            ----------------------------
                                                              WHITE OAK      ROCK OAK
                                                            SELECT GROWTH   CORE GROWTH
                                                                FUND           FUND
----------------------------------------------------------------------------------------
Investment Income:
   Dividends ............................................     $     928      $     27
   Interest .............................................            18             5
   Less: Foreign withholding tax ........................           (21)           (1)
----------------------------------------------------------------------------------------
   Total Investment Income ..............................           925            31
----------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees .............................         1,353            28
   Administration fees ..................................           205             4
   Trustees' fees .......................................            68             1
   Transfer agent fees ..................................           611             9
   Printing fees ........................................            99             2
   Professional fees ....................................            68            10
   Registration fees ....................................            40             1
   Custodian fees .......................................            11            --
   Insurance and other fees .............................            51             1
----------------------------------------------------------------------------------------
   Total Expenses .......................................         2,506            56
----------------------------------------------------------------------------------------
   Less: Investment advisory fees waived ................          (220)          (10)
----------------------------------------------------------------------------------------
   Net Expenses .........................................         2,286            46
----------------------------------------------------------------------------------------
   Net Investment Loss ..................................        (1,361)          (15)
----------------------------------------------------------------------------------------
   Net realized gain on securities sold .................         7,109           236
   Net change in unrealized depreciation
      of investment securities ..........................       (68,847)       (1,012)
----------------------------------------------------------------------------------------
   Net Realized and Unrealized
      Loss on Investments ...............................       (61,738)         (776)
----------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
      From Operations ...................................     $ (63,099)     $   (791)
========================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                         26

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     -------------------------------------------------------------------------------
                                                         PIN OAK        RIVER OAK     RED OAK        BLACK OAK          LIVE OAK
                                                     AGGRESSIVE STOCK   DISCOVERY    TECHNOLOGY       EMERGING      HEALTH SCIENCES
                                                           FUND            FUND     SELECT FUND   TECHNOLOGY FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends .....................................      $      198      $      12    $     175       $      39         $      82
   Interest ......................................              17             11           17              37                 4
   Less: Foreign withholding tax .................              --             --           --              (3)               (1)
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income .......................             215             23          192              73                85
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees ......................             254             30          330             124                71
   Administration fees ...........................              38              4           50              19                11
   Trustees' fees ................................              13              1           16               6                 4
   Transfer agent fees ...........................             139              9          207             101                33
   Printing fees .................................              16              2           22               9                 5
   Professional fees .............................              19             10           23              14                12
   Registration fees .............................               8              1           10               3                 2
   Custodian fees ................................               2             --            2               1                 1
   Insurance and other fees ......................              10              1           13               5                 2
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses ................................             499             58          673             282               141
------------------------------------------------------------------------------------------------------------------------------------
   Less: Investment advisory fees waived .........             (69)           (12)         (71)            (56)              (11)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses ..................................             430             46          602             226               130
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Loss ...........................            (215)           (23)        (410)           (153)              (45)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain on securities sold ..........             170            485          584           2,216               700
   Net change in unrealized depreciation
       of investment securities ..................         (14,559)        (1,570)     (17,042)         (6,309)           (2,582)
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized
       Loss on Investments .......................         (14,389)        (1,085)     (16,458)         (4,093)           (1,882)
------------------------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
       From Operations ...........................      $  (14,604)     $  (1,108)   $ (16,868)      $  (4,246)        $  (1,927)
====================================================================================================================================

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                                       27                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Statements of Changes in Net Assets (000)
--------------------------------------------------------------------------------

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2007

                                                          ------------------------------------------------------
                                                                  WHITE OAK                   ROCK OAK
                                                                SELECT GROWTH                CORE GROWTH
                                                                     FUND                        FUND
                                                          ------------------------------------------------------
                                                            11/01/07     11/01/06      11/01/07      11/01/06
                                                          TO 04/30/08   TO 10/31/07   TO 04/30/08   TO 10/31/07
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment loss ................................   $    (1,361)  $    (1,552)  $       (15)  $       (48)
   Net realized gain on securities sold ...............         7,109        73,135           236           664
   Net unrealized appreciation (depreciation) of
     investment securities ............................       (68,847)       23,700        (1,012)        1,255
----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations ........................       (63,099)       95,283          (791)        1,871
----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Realized capital gains .............................            --            --          (357)           --
----------------------------------------------------------------------------------------------------------------
         Total Distributions ..........................            --            --          (357)           --
----------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares issued ......................................        10,402        21,469           484           454
   Shares issued in lieu of cash distributions ........            --            --           350            --
   Shares redeemed ....................................       (40,435)     (215,290)         (576)       (3,624)
----------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from
       Capital Share Transactions .....................       (30,033)     (193,821)          258        (3,170)
----------------------------------------------------------------------------------------------------------------
         Total Increase (Decrease)
           in Net Assets ..............................       (93,132)      (98,538)         (890)       (1,299)
----------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................       439,978       538,516         8,389         9,688
----------------------------------------------------------------------------------------------------------------
   End of Period ......................................   $   346,846   $   439,978   $     7,499   $     8,389
================================================================================================================
Accumulated Net Investment Loss .......................   $    (1,361)  $        --   $       (15)  $        --
================================================================================================================
Shares Issued and Redeemed:
   Issued .............................................           304           616            41            40
   Issued in lieu of cash distributions ...............            --            --            28            --
   Redeemed ...........................................        (1,174)       (6,347)          (50)         (323)
----------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in
       Share Transactions .............................          (870)       (5,731)           19          (283)
================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                          ------------------------------------------------------
                                                                   PIN OAK                    RIVER OAK
                                                               AGGRESSIVE STOCK               DISCOVERY
                                                                    FUND                        FUND
                                                          ------------------------------------------------------
                                                            11/01/07      11/01/06     11/01/07      11/01/06
                                                          TO 04/30/08   TO 10/31/07   TO 04/30/08   TO 10/31/07
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment loss ................................   $      (215)  $      (418)  $       (23)  $       (60)
   Net realized gain on securities sold ...............           170        11,766           485           341
   Net unrealized appreciation (depreciation) of
     investment securities ............................       (14,559)       10,407        (1,570)        1,388
----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations ........................       (14,604)       21,755        (1,108)        1,669
----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Realized capital gains .............................            --            --          (210)           --
----------------------------------------------------------------------------------------------------------------
         Total Distributions ..........................            --            --          (210)           --
----------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares issued ......................................         1,286        17,313           381         2,016
   Shares issued in lieu of cash distributions ........            --            --           205            --
   Shares redeemed ....................................       (14,029)      (40,716)         (335)       (1,805)
----------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from
       Capital Share Transactions .....................       (12,743)      (23,403)          251           211
----------------------------------------------------------------------------------------------------------------
         Total Increase (Decrease)
           in Net Assets ..............................       (27,347)       (1,648)       (1,067)        1,880
----------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................        90,901        92,549         7,823         5,943
----------------------------------------------------------------------------------------------------------------
   End of Period ......................................   $    63,554   $    90,901   $     6,756   $     7,823
================================================================================================================
Accumulated Net Investment Loss .......................   $      (215)  $        --   $       (23)  $        --
================================================================================================================
Shares Issued and Redeemed:
   Issued .............................................            56           674            30           159
   Issued in lieu of cash distributions ...............            --            --            15            --
   Redeemed ...........................................          (593)       (1,732)          (27)         (144)
----------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in
       Share Transactions .............................          (537)       (1,058)           18            15
================================================================================================================

                                                          ------------------------------------------------------
                                                                    RED OAK                   BLACK OAK
                                                                  TECHNOLOGY                   EMERGING
                                                                 SELECT FUND               TECHNOLOGY FUND
                                                          ------------------------------------------------------
                                                           11/01/07       11/01/06     11/01/07      11/01/06
                                                          TO 04/30/08   TO 10/31/07   TO 04/30/08   TO 10/31/07
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment loss ................................   $      (410)  $      (459)  $      (153)  $      (382)
   Net realized gain on securities sold ...............           584         9,990         2,216         4,281
   Net unrealized appreciation (depreciation) of
     investment securities ............................       (17,042)       17,531        (6,309)        6,576
----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations ........................       (16,868)       27,062        (4,246)       10,475
----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Realized capital gains .............................            --            --            --            --
----------------------------------------------------------------------------------------------------------------
         Total Distributions ..........................            --            --            --            --
----------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares issued ......................................         1,610        10,604         1,264         2,824
   Shares issued in lieu of cash distributions ........            --            --            --            --
   Shares redeemed ....................................       (13,910)      (39,110)       (3,279)      (13,106)
----------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from
       Capital Share Transactions .....................       (12,300)      (28,506)       (2,015)      (10,282)
----------------------------------------------------------------------------------------------------------------
         Total Increase (Decrease)
           in Net Assets ..............................       (29,168)       (1,444)       (6,261)          193
----------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................       115,005       116,449        39,810        39,617
----------------------------------------------------------------------------------------------------------------
   End of Period ......................................   $    85,837   $   115,005   $    33,549   $    39,810
================================================================================================================
Accumulated Net Investment Loss .......................   $      (410)  $        --   $      (153)  $        --
================================================================================================================
Shares Issued and Redeemed:
   Issued .............................................           222         1,341           496         1,139
   Issued in lieu of cash distributions ...............            --            --            --            --
   Redeemed ...........................................        (1,805)       (5,091)       (1,277)       (5,504)
----------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in
       Share Transactions .............................        (1,583)       (3,750)         (781)       (4,365)
================================================================================================================

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

--------------------------------------------------------------------------------
[GRAPHIC] Statements of Changes in Net Assets (000)
--------------------------------------------------------------------------------

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2007

                                                                            --------------------------
                                                                                     LIVE OAK
                                                                                 HEALTH SCIENCES
                                                                                      FUND
                                                                            --------------------------
                                                                              11/01/07      11/01/06
                                                                            TO 04/30/08   TO 10/31/07
------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment loss ..................................................   $       (45)  $       (25)
   Net realized gain on securities sold .................................           700         2,524
   Net unrealized depreciation of investment securities .................        (2,582)         (347)
------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations ......        (1,927)        2,152
------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares issued ........................................................           504         3,916
   Shares redeemed ......................................................        (1,742)       (9,977)
------------------------------------------------------------------------------------------------------
     Decrease in Net Assets from Capital Share Transactions .............        (1,238)       (6,061)
------------------------------------------------------------------------------------------------------
         Total Decrease in Net Assets ...................................        (3,165)       (3,909)
------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ..................................................        21,354        25,263
------------------------------------------------------------------------------------------------------
   End of Period ........................................................   $    18,189   $    21,354
======================================================================================================
Accumulated Net Investment Loss .........................................   $       (45)  $        --
======================================================================================================

Shares Issued and Redeemed:
   Issued ...............................................................            43           333
   Redeemed .............................................................          (150)         (872)
------------------------------------------------------------------------------------------------------
     Net Decrease in Share Transactions .................................          (107)         (539)
======================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
[GRAPHIC] Notes to Financial Statements
--------------------------------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)

1. ORGANIZATION:
--------------------------------------------------------------------------------

The Oak Associates Funds (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Rock Oak Core Growth Fund, Pin Oak Aggressive Stock Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as "Funds" and individually referred to as a "Fund"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations and expenses during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

      SECURITY VALUATION--Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
[GRAPHIC] Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)

      Securities for which market prices are not "readily available" (of which there were none as of April 30, 2008) are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

      EXPENSES--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

      REPURCHASE AGREEMENTS--The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

Certain officers of the Trust are also officers of Oak Associates, ltd., SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and the Administrator are parties to an Administration Agreement dated February 27, 1998, last amended May 2, 2007, under which the Administrator provides management and administration services for an annual fee of 0.04% of the average daily net assets of each of the Funds up to $2.5 billion, 0.03% on the next $2.5 billion, 0.02% on the next $5 billion, and 0.015% of such assets in excess of $10 billion. There is a minimum annual administration fee of $665,000 for the Trust.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under an Agency Agreement with the Trust dated February 27, 1998. During the six-month period ended April 30, 2008, the following Funds reimbursed Oak Associates, ltd. (the "Adviser") for amounts paid to third parties that provide sub-transfer agency and other administration services relating to the
Funds:

                                                              AMOUNT (000)
                                                              ------------
White Oak Select Growth Fund .............................       $  228
Rock Oak Core Growth Fund ................................            1
Pin Oak Aggressive Stock Fund ............................           42
River Oak Discovery Fund .................................            1
Red Oak Technology Select Fund ...........................           48
Black Oak Energing Technology Fund .......................           15
Live Oak Health Sciences Fund ............................            7

The Trust and the Distributor are parties to an Amended and Restated Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.

--------------------------------------------------------------------------------
                                       33                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and the Adviser are parties to an Investment Advisory Agreement dated February 27, 1998, as last amended May 4, 2005, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. Effective March 1, 2006, the Adviser has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds' expenses if necesssary) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth and Pin Oak Aggressive Stock Funds, and 1.35% of the average daily net assets of the River Oak Discovery, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds for a period of one year. Effective March 1, 2008 the Adviser has contractually agreed to continue this arrangement for a period of one year.

U.S. Bank N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended April 30, 2008, were as follows
(000):

                                                           PURCHASES    SALES
                                                           ---------   --------
White Oak Select Growth Fund ...........................    $65,354    $ 98,611
Rock Oak Core Growth Fund ..............................      2,861       2,719
Pin Oak Aggressive Stock Fund ..........................      6,918      19,652
River Oak Discovery Fund ...............................      5,543       5,193
Red Oak Technology Select Fund .........................      4,373      15,804
Black Oak Emerging Technology Fund .....................     15,531      17,778
Live Oak Health Sciences Fund ..........................      1,492       2,508

7. FEDERAL INCOME TAXES:
--------------------------------------------------------------------------------

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to the reclass of distributions as well as net operating losses. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing of dividends and distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

There were no dividends or distributions declared during the year ended October 31, 2007.

The tax character of dividends and distributions declared during the year ended October 31, 2006, were as follows (000):

                                                                       ORDINARY
                                                                        INCOME
                                                                       --------
White Oak Select Growth Fund .......................................    $  498

As of October 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                                                           TOTAL
                                                                                                       DISTRIBUTABLE
                                        UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL         NET           EARNINGS
                                          ORDINARY        LONG-TERM         LOSS        UNREALIZED     (ACCUMULATED
                                           INCOME       CAPITAL GAIN    CARRYFORWARD   APPRECIATION       LOSSES)
                                        -------------   -------------   ------------   ------------   --------------
White Oak Select Growth Fund ........       $   --          $   --      $(2,569,029)     $101,532      $ (2,467,497)
Rock Oak Core Growth Fund ...........           --             357               --         2,401             2,758
Pin Oak Aggressive Stock Fund .......           --              --         (831,297)       31,434          (799,863)
River Oak Discovery Fund ............           44             167               --         1,971             2,182
Red Oak Technology Select Fund ......           --              --       (1,655,927)       29,712        (1,626,215)
Black Oak Emerging Technology Fund ..           --              --         (279,276)       12,247          (267,029)
Live Oak Health Sciences Fund .......           --              --             (497)        4,933             4,436

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

--------------------------------------------------------------------------------
                                       35                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)

At October 31, 2007, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                                      EXPIRING OCTOBER 31,
                                         --------------------------------------------------------------------------
                                           2009       2010       2011       2012       2013      2014      TOTAL
                                         --------   --------   --------   --------   --------   ------   ----------
White Oak Select Growth Fund .........   $583,253   $712,973   $206,602   $744,257   $321,944    $ --    $2,569,029
Pin Oak Aggressive Stock Fund ........    106,974    436,197    180,087     90,283     17,756      --       831,297
Red Oak Technology Select Fund .......    601,752    726,266    293,676     34,233         --      --     1,655,927
Black Oak Emerging Technology Fund ...     51,346    212,845     15,085         --         --      --       279,276
Live Oak Health Sciences Fund ........         --         58         --         71         --     368           497

During the year ended October 31, 2007, the following Funds utilized capital loss carryforwards to offset capital gains (000):

                                                                        AMOUNT
                                                                       --------
White Oak Select Growth Fund .......................................   $ 73,135
Rock Oak Core Growth Fund ..........................................        300
Pin Oak Aggressive Stock Fund ......................................     11,766
River Oak Discovery Fund ...........................................         58
Red Oak Technology Select Fund .....................................      9,713
Black Oak Emerging Technology Fund .................................      4,260
Live Oak Health Sciences ...........................................      2,524

Fund For the six-month period ended April 30, 2008, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows (000):

                                          FEDERAL      AGGREGATE      AGGREGATE
                                            TAX          GROSS          GROSS
                                            COST     APPRECIATION   DEPRECIATION     NET
                                         ---------   ------------   ------------   --------
White Oak Select Growth Fund .........   $ 313,264     $ 76,130       $(43,455)    $ 32,675
Rock Oak Core Growth Fund ............       6,165        1,602           (206)       1,396
Pin Oak Aggressive Stock Fund ........      46,791       21,795         (4,940)      16,855
River Oak Discovery Fund .............       6,419          877           (525)         352
Red Oak Technology Select Fund .......      73,289       21,717         (9,048)      12,669
Black Oak Emerging Technology Fund ...      27,877        7,858         (2,081)       5,777
Live Oak Health Sciences Fund ........      15,810        4,209         (1,858)       2,351

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1-888-462-5386                         36

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8. CONCENTRATION OF CREDIT RISK
--------------------------------------------------------------------------------

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those industries than a general equity fund would be.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Fund's and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing

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

--------------------------------------------------------------------------------
[GRAPHIC] Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)

standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008 the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

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

--------------------------------------------------------------------------------
[GRAPHIC] Disclosure of Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

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

--------------------------------------------------------------------------------
[GRAPHIC] Disclosure of Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------------------
                                               BEGINNING     ENDING                 EXPENSES
                                                ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                 VALUE       VALUE      EXPENSE      DURING
                                                11/01/07    4/30/08      RATIOS      PERIOD*
--------------------------------------------------------------------------------------------
White Oak Select Growth Fund
--------------------------------------------------------------------------------------------
   Actual Return                                $ 1,000    $  854.90      1.25%      $ 5.76
   Hypothetical 5% Return                         1,000     1,018.65      1.25         6.27
--------------------------------------------------------------------------------------------
Rock Oak Core Growth Fund
--------------------------------------------------------------------------------------------
   Actual Return                                  1,000       906.10      1.25         5.92
   Hypothetical 5% Return                         1,000     1,018.65      1.25         6.27
--------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
--------------------------------------------------------------------------------------------
   Actual Return                                  1,000       834.30      1.25         5.70
   Hypothetical 5% Return                         1,000     1,018.65      1.25         6.27
--------------------------------------------------------------------------------------------
River Oak Discovery Fund
--------------------------------------------------------------------------------------------
   Actual Return                                  1,000       858.60      1.35         6.24
   Hypothetical 5% Return                         1,000     1,018.15      1.35         6.77
--------------------------------------------------------------------------------------------
Red Oak Technology Select Fund
--------------------------------------------------------------------------------------------
   Actual Return                                  1,000       849.10      1.35         6.21
   Hypothetical 5% Return                         1,000     1,018.15      1.35         6.77
--------------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------------------
   Actual Return                                  1,000       894.60      1.35         6.36
   Hypothetical 5% Return                         1,000     1,018.15      1.35         6.77
--------------------------------------------------------------------------------------------
Live Oak Health Sciences Fund
--------------------------------------------------------------------------------------------
   Actual Return                                  1,000       908.10      1.35         6.40
   Hypothetical 5% Return                         1,000     1,018.15      1.35         6.77
--------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

--------------------------------------------------------------------------------
1-888-462-5386                         40

--------------------------------------------------------------------------------
[GRAPHIC] Board Considerations in Approving the Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

The advisory agreement between the Trust and the Adviser for each Fund (the "Advisory Agreement") must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. On February 17-18, 2008, the Trustees met in person to decide whether to renew the Advisory Agreement with respect to each Fund for an additional one-year term, effective March 1, 2008. In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser to assist in its deliberations (the "Adviser Materials"). Prior to the in-person Board meeting held on February 17-18, 2008, the Trustees held a special meeting on February 5, 2008 via teleconference to discuss the Adviser Materials. After the February 5, 2008 meeting, Trust counsel, on behalf of the Trustees, requested the Adviser to provide additional written materials and information to the Trustees at the February 17-18, 2008 meeting. In addition, the Independent Trustees discussed and considered the Adviser Materials and the renewal of the Agreement in a separate meeting of the Independent Trustees and were represented by independent counsel throughout their deliberations.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously voted to renew the Advisory Agreement for an additional one-year term. In determining to approve the Advisory Agreement for the Funds, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative but took into account a number of factors.

The Trustees considered the nature, extent, and quality of the services provided to each of the Funds by the Adviser. In this regard, the Trustees considered presentations by Trust officers and representatives of the Adviser. The Trustees also reviewed and considered the Adviser Materials. These presentations and the Adviser Materials contained information that assisted the Trustees in assessing the Adviser's organizational structure, personnel, investment capacity, investment process, and regulatory/compliance capabilities and record, as well as the Adviser's investment philosophy, performance record, and trade execution capabilities. The Trustees concluded that the Adviser was committed to the success of the Funds and that they would continue to review the adequacy of the resources the Adviser devoted to the management of the investment operations of the Funds and the Adviser's performance of the associated administrative and compliance duties related to the management of the Funds. Further, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

The Trustees considered the investment performance of the Adviser with respect to each Fund. The Trustees reviewed presentations by Trust officers as well as a report prepared by the Trust's administrator that provided performance information for each

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                                       41                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Board Considerations in Approving the Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

of the Funds and performance information for various benchmarks and peer mutual funds as categorized by Lipper Inc. and Morningstar, Inc. The Adviser also discussed its analysis of the performance data and reviewed the various factors contributing to each Fund's short- and long-term performance. The Trustees considered performance of the Adviser in managing the Funds and compared it to both benchmark and various peer group data. Taking note of the Adviser's discussion of (i) the various factors contributing to each Fund's performance and (ii) its continuing commitment to each Fund's current investment strategy and portfolio holdings, respectively, the Independent Trustees concluded that the recent investment performance of each Fund was satisfactory based on each Fund's actual and comparative performance, and that the one-year first quartile performance of Rock Oak, River Oak and Black Oak was good. The Independent Trustees determined to remain committed to the continued monitoring of the Adviser's efforts to address the Funds' investment performance over longer-term periods, but noted the recent improvement in performance for all the Funds.

The Trustees considered the advisory fees paid to the Adviser, the total expenses of each Fund, and the Adviser's commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on certain Funds' operating expenses. The Trustees reviewed presentations by Fund officers and comparative information on fees paid and expenses incurred by peer mutual funds as categorized by Lipper Inc. and Morningstar, Inc. The Trustees further considered any profits derived by the Adviser from its relationship with the Trust on a Fund-by-Fund basis, based on information reported by the Adviser. The Trustees concluded that each Fund's advisory fee was reasonable, and that the Adviser's profits from such advisory fee did not result in an excessive profit to the Adviser, in relation to the level of services provided.

The Trustees considered the Adviser's portfolio brokerage practices, including its policies with respect to obtaining benefits from their use of the Funds' brokerage commissions to obtain research that could be used for the Adviser's other clients, and the Trustees concluded that the Adviser's portfolio brokerage practices were reasonably designed to achieve best execution on Fund trades.

The Trustees considered the presence of economies of scale in the Funds, in light of the relatively small size and/or negative cash flow of the Funds and the Adviser's commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on the Funds' operating expenses, and determined that such economies of scale were not present. As such, the Trustees did not consider whether any economies of scale were adequately shared with Fund shareholders.

Based on their evaluation of the factors described above, the Trustees, including the Independent Trustees, concluded it was appropriate and desirable for the Adviser to continue its management of each of the Funds and approved the continuance of the Advisory Agreement.

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

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---------------
Contact Us
---------------

BY MAIL         Oak Associates Funds
                P.O. Box 219441
                Kansas City, MO 64121-9441

BY TELEPHONE    1-888-462-5386

ON THE WEB      www.oakfunds.com

                Click on the MY OAK ACCOUNT
                section to take advantage of
                these features:

                o   Trade Online

                o   Access and Update Account
                    Information

                o   Go Paperless with E-Delivery

The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q is available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-462-5386; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

--------------------------------------------------------------------------------

                                                              [GRAPHIC]

[LOGO] OAK ASSOCIATES FUNDS
       ---------------------------

       1-888-462-5386
       P.O. Box 219441
       Kansas City, MO 64121-9441
       www.oakfunds.com

OAK-F-023-08000

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Oak Associates Funds

                                             /s/  Leslie Manna
By (Signature and Title)*                    -----------------------------------
                                             Leslie Manna, President

Date:   July 3, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                             /s/  Leslie Manna
By (Signature and Title)*                    -----------------------------------
                                             Leslie Manna, President

Date:   July 3, 2008

                                             /s/ Eric Kleinschmidt
By (Signature and Title)*                    -----------------------------------
                                             Eric Kleinschmidt, Treasurer & CFO

Date:   July 3, 2008


* Print the name and title of each signing officer under his or her signature.